Schedule of Investments (unaudited)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
National Presto Industries Inc.	5,607	$466,222
Vectrus Inc.(a)	12,377	599,418
		1,065,640
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)	7,666	621,866
Echo Global Logistics Inc.(a)	28,425	1,370,938
Forward Air Corp.	29,387	2,955,156
Hub Group Inc., Class A(a)	35,840	2,815,949
		7,763,909
Auto Components — 0.4%
Gentherm Inc.(a)	34,922	2,571,307
Standard Motor Products Inc.	21,495	1,029,611
XPEL Inc.(a)	17,697	1,343,202
		4,944,120
Banks — 1.2%
Amalgamated Financial Corp.	14,875	273,105
Arrow Financial Corp.	17,016	610,024
Bancorp. Inc. (The)(a)	50,812	1,552,307
Bar Harbor Bankshares	15,881	471,666
Camden National Corp.	15,874	755,602
Capital City Bank Group Inc.	12,937	347,617
Community Trust Bancorp. Inc.	17,067	745,486
Customers Bancorp. Inc.(a)	31,928	1,701,443
First Community Bankshares Inc.	16,983	550,589
First Financial Corp./IN	12,272	525,855
First of Long Island Corp. (The)	25,431	511,926
Great Southern Bancorp. Inc.	11,713	660,965
Hilltop Holdings Inc.	70,241	2,489,341
HomeStreet Inc.	19,884	937,729
Independent Bank Corp./MI	22,105	498,026
Republic Bancorp. Inc./KY, Class A	10,930	590,439
		13,222,120
Beverages — 0.1%
National Beverage Corp.	24,915	1,405,206

Biotechnology — 3.4%
Anika Therapeutics Inc.(a)	15,134	630,331
Avid Bioservices Inc.(a)	64,981	1,993,617
CareDx Inc.(a)	51,407	2,621,757
Catalyst Pharmaceuticals Inc.(a)	105,015	619,588
Celldex Therapeutics Inc.(a)	42,269	1,798,123
Eagle Pharmaceuticals Inc./DE(a)	11,791	617,495
Emergent BioSolutions Inc.(a)	51,246	2,442,897
Intellia Therapeutics Inc.(a)	65,115	8,658,993
Myriad Genetics Inc.(a)	80,347	2,472,277
Organogenesis Holdings Inc., Class A(a)(b)	34,067	374,056
United Therapeutics Corp.(a)	47,585	9,077,315
Vanda Pharmaceuticals Inc.(a)	58,630	1,003,746
Veracyte Inc.(a)	55,392	2,652,169
Vericel Corp.(a)	41,728	1,920,322
		36,882,686
Building Products — 1.6%
Apogee Enterprises Inc.	27,782	1,164,899
CSW Industrials Inc.	15,886	2,202,117
Insteel Industries Inc.	20,633	839,144
Masonite International Corp.(a)	24,799	2,976,128
Quanex Building Products Corp.	35,452	734,566
Security	Shares	Value

Building Products (continued)
Simpson Manufacturing Co. Inc.	43,241	$4,587,438
UFP Industries Inc.	65,364	5,348,736
		17,853,028
Capital Markets — 5.7%
Affiliated Managers Group Inc.	45,533	7,644,080
Artisan Partners Asset Management Inc., Class A	69,247	3,430,496
B. Riley Financial Inc.	15,773	1,130,293
BGC Partners Inc., Class A	310,566	1,667,739
BrightSphere Investment Group Inc.	64,006	1,918,900
Cowen Inc., Class A	25,766	972,151
Diamond Hill Investment Group Inc.	3,196	693,085
Donnelley Financial Solutions Inc.(a)	32,717	1,253,715
Evercore Inc., Class A	44,892	6,816,401
Federated Hermes Inc.	100,835	3,358,814
Houlihan Lokey Inc.	55,035	6,168,323
Janus Henderson Group PLC	161,142	7,493,103
Jefferies Financial Group Inc.	227,000	9,761,000
Moelis & Co., Class A	61,989	4,509,080
Piper Sandler Cos	19,510	3,213,102
PJT Partners Inc., Class A	22,615	1,849,681
Victory Capital Holdings Inc., Class A(b)	17,253	653,889
		62,533,852
Chemicals — 1.3%
AdvanSix Inc.(a)	29,948	1,455,473
American Vanguard Corp.	29,023	452,178
Chase Corp.	8,046	772,416
FutureFuel Corp.	27,944	197,285
Hawkins Inc.	20,335	745,684
Koppers Holdings Inc.(a)	22,464	788,262
Minerals Technologies Inc.	36,159	2,565,120
Stepan Co.	22,293	2,675,606
Trinseo PLC	32,851	1,841,627
Tronox Holdings PLC, Class A	120,826	2,817,662
		14,311,313
Commercial Services & Supplies — 1.0%
ACCO Brands Corp.	100,950	834,856
Brady Corp., Class A, NVS	51,797	2,698,106
CoreCivic Inc.(a)	127,807	1,100,418
Deluxe Corp.	44,898	1,601,512
Ennis Inc.	27,755	525,680
Healthcare Services Group Inc.	79,819	1,531,727
Heritage-Crystal Clean Inc.(a)	16,605	575,695
HNI Corp.	45,631	1,706,599
Kimball International Inc., Class B	39,063	424,615
		10,999,208
Communications Equipment — 1.7%
ADTRAN Inc.	51,231	946,749
Calix Inc.(a)	60,044	3,758,154
Cambium Networks Corp.(a)	9,726	274,468
Ciena Corp.(a)	165,753	8,998,730
Digi International Inc.(a)	35,358	761,965
NETGEAR Inc.(a)	32,690	942,453
NetScout Systems Inc.(a)	78,454	2,122,965
Ribbon Communications Inc.(a)	100,623	550,408
		18,355,892
Construction & Engineering — 2.6%
Arcosa Inc.	51,466	2,662,336
Comfort Systems USA Inc.	38,655	3,535,773
Construction Partners Inc., Class A(a)(b)	30,904	1,100,491

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Dycom Industries Inc.(a)	34,093	$2,707,666
Great Lakes Dredge & Dock Corp.(a)	69,567	1,058,810
IES Holdings Inc.(a)	9,952	496,107
MYR Group Inc.(a)	17,870	1,825,421
Primoris Services Corp.	52,505	1,415,010
Quanta Services Inc.	99,458	12,062,266
Sterling Construction Co. Inc.(a)	29,920	719,277
Tutor Perini Corp.(a)	48,786	664,465
		28,247,622
Construction Materials — 0.0%
United State Lime & Minerals Inc.	2,398	296,105

Consumer Finance — 1.4%
Encore Capital Group Inc.(a)	33,485	1,808,860
Enova International Inc.(a)	38,204	1,239,338
Navient Corp.	199,000	3,920,300
OneMain Holdings Inc.	86,113	4,547,627
PROG Holdings Inc.	71,724	2,901,236
World Acceptance Corp.(a)	4,361	808,486
		15,225,847
Containers & Packaging — 0.1%
Myers Industries Inc.	32,420	667,204

Distributors — 0.0%
Funko Inc., Class A(a)(b)	21,227	347,911

Diversified Consumer Services — 0.5%
American Public Education Inc.(a)	19,299	482,282
Graham Holdings Co., Class B	3,677	2,154,170
Perdoceo Education Corp.(a)	74,846	794,865
Stride Inc.(a)	44,397	1,576,093
		5,007,410
Diversified Telecommunication Services — 0.0%
ATN International Inc.	11,848	483,161

Electrical Equipment — 2.2%
Acuity Brands Inc.	38,487	7,906,384
Atkore Inc.(a)	49,809	4,708,445
AZZ Inc.	27,096	1,439,611
Encore Wire Corp.	22,041	2,954,817
GrafTech International Ltd.	88,586	947,870
Regal Rexnord Corp.	43,380	6,608,075
		24,565,202
Electronic Equipment, Instruments & Components — 5.0%
Avnet Inc.	106,246	4,049,035
Badger Meter Inc.	31,136	3,183,656
Benchmark Electronics Inc.	38,965	908,274
CTS Corp.	31,102	1,107,853
ePlus Inc.(a)	14,425	1,594,972
Fabrinet(a)	39,388	3,781,248
Insight Enterprises Inc.(a)(b)	37,499	3,551,155
Jabil Inc.	152,709	9,156,432
Kimball Electronics Inc.(a)	26,571	763,916
Knowles Corp.(a)	97,990	2,042,112
Methode Electronics Inc.	40,092	1,686,670
Napco Security Technologies Inc.(a)(b)	15,627	749,471
OSI Systems Inc.(a)	18,239	1,698,233
PC Connection Inc.	12,540	577,467
Plexus Corp.(a)	30,786	2,688,234
Sanmina Corp.(a)	69,359	2,618,302
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ScanSource Inc.(a)	27,190	$972,858
SYNNEX Corp.	46,851	4,919,355
TTM Technologies Inc.(a)	108,359	1,434,673
Vishay Intertechnology Inc.	141,689	2,723,263
Vishay Precision Group Inc.(a)	11,751	400,592
Vontier Corp.	139,620	4,723,345
		55,331,116
Energy Equipment & Services — 0.0%
Bristow Group Inc.(a)(b)	7,907	273,582

Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A(a)	62,108	804,299

Equity Real Estate Investment Trusts (REITs) — 2.0%
Brandywine Realty Trust	89,090	1,180,443
Equity Commonwealth(a)	129,951	3,369,629
Franklin Street Properties Corp., Class C	108,558	488,511
GEO Group Inc. (The)	107,854	882,246
Getty Realty Corp.	39,069	1,254,896
Industrial Logistics Properties Trust	69,759	1,959,530
Lexington Realty Trust	296,506	4,320,092
LTC Properties Inc.	41,922	1,335,635
National Health Investors Inc.	9,307	500,531
One Liberty Properties Inc.	17,530	547,988
Piedmont Office Realty Trust Inc., Class A	132,418	2,351,744
Retail Opportunity Investments Corp.	126,188	2,242,361
RPT Realty	86,770	1,153,173
Urstadt Biddle Properties Inc., Class A	32,046	629,383
		22,216,162
Food & Staples Retailing — 0.8%
Ingles Markets Inc., Class A	15,192	1,051,134
SpartanNash Co.	38,298	886,216
Sprouts Farmers Market Inc.(a)(b)	126,008	2,789,817
United Natural Foods Inc.(a)	59,968	2,602,012
Village Super Market Inc., Class A	8,739	194,618
Weis Markets Inc.	18,678	1,051,758
		8,575,555
Food Products — 0.2%
Fresh Del Monte Produce Inc.	34,006	1,138,861
John B Sanfilippo & Son Inc.	9,441	797,764
		1,936,625
Gas Utilities — 0.0%
Star Group LP	38,623	438,371

Health Care Equipment & Supplies — 5.1%
AngioDynamics Inc.(a)	40,556	1,159,902
Atrion Corp.	1,563	1,137,864
BioLife Solutions Inc.(a)	20,251	1,076,341
CONMED Corp.	30,918	4,522,685
Envista Holdings Corp.(a)(b)	171,013	6,686,608
Establishment Labs Holdings Inc.(a)	20,242	1,650,533
Globus Medical Inc., Class A(a)	82,561	6,371,232
Haemonetics Corp.(a)	54,293	3,730,472
Heska Corp.(a)	9,596	2,144,994
Inogen Inc.(a)	20,203	801,049
Lantheus Holdings Inc.(a)	70,147	1,640,738
LeMaitre Vascular Inc.	19,557	1,017,160
Meridian Bioscience Inc.(a)	43,639	820,850
Merit Medical Systems Inc.(a)	53,406	3,592,088
Natus Medical Inc.(a)(b)	36,180	906,309

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neogen Corp.(a)	35,048	$1,482,881
NuVasive Inc.(a)	54,887	2,928,770
OraSure Technologies Inc.(a)(b)	76,630	817,642
Orthofix Medical Inc.(a)	20,585	740,648
Quidel Corp.(a)	40,902	5,430,558
STAAR Surgical Co.(a)	39,795	4,714,116
Surmodics Inc.(a)	14,647	815,252
Varex Imaging Corp.(a)(b)	41,877	1,124,397
Zynex Inc.(a)(b)	21,024	263,431
		55,576,520
Health Care Providers & Services — 6.7%
Addus HomeCare Corp.(a)	16,446	1,537,701
Amedisys Inc.(a)	35,091	5,942,310
AMN Healthcare Services Inc.(a)	50,242	4,958,885
Apria Inc.(a)	9,372	350,794
Chemed Corp.	17,042	8,218,505
Community Health Systems Inc.(a)	117,697	1,541,831
CorVel Corp.(a)	10,504	1,924,543
Encompass Health Corp.	106,221	6,751,407
Ensign Group Inc. (The)	55,509	4,330,257
Fulgent Genetics Inc.(a)(b)	15,559	1,290,152
Hanger Inc.(a)	40,574	757,922
Joint Corp. (The)(a)	15,106	1,321,473
LHC Group Inc.(a)	32,061	4,315,090
Magellan Health Inc.(a)	23,377	2,216,841
ModivCare Inc.(a)	13,637	2,219,694
National HealthCare Corp.	13,957	976,153
National Research Corp.	14,885	644,521
Owens & Minor Inc.	74,591	2,676,325
Patterson Companies Inc.	92,785	2,900,459
Premier Inc., Class A	130,586	5,086,325
RadNet Inc.(a)	7,005	217,785
Select Medical Holdings Corp.	115,234	3,828,073
Tenet Healthcare Corp.(a)	96,430	6,910,174
Triple-S Management Corp.(a)	25,029	883,273
U.S. Physical Therapy Inc.	13,727	1,480,594
		73,281,087
Health Care Technology — 2.1%
Allscripts Healthcare Solutions Inc.(a)	168,768	2,325,623
Computer Programs & Systems Inc.(a)	14,825	535,183
Evolent Health Inc., Class A(a)	91,637	2,682,215
HealthStream Inc.(a)	26,981	717,964
Inovalon Holdings Inc., Class A(a)	82,253	3,355,100
NextGen Healthcare Inc.(a)	60,840	1,001,426
Omnicell Inc.(a)(b)	45,980	8,191,337
OptimizeRx Corp.(a)(b)	15,911	1,538,594
Phreesia Inc.(a)(b)	33,016	2,328,949
Simulations Plus Inc.(b)	17,006	858,803
		23,535,194
Hotels, Restaurants & Leisure — 0.1%
Chuy's Holdings Inc.(a)	20,993	612,156

Household Durables — 2.9%
Century Communities Inc.	32,067	2,150,413
Ethan Allen Interiors Inc.	22,783	528,793
GoPro Inc., Class A(a)	124,458	1,071,583
Green Brick Partners Inc.(a)	35,060	913,313
iRobot Corp.(a)	30,123	2,512,861
KB Home	88,191	3,540,869
Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	49,458	$1,643,984
Lovesac Co. (The)(a)	13,332	1,040,029
M/I Homes Inc.(a)	31,098	1,780,671
MDC Holdings Inc.	59,857	2,931,796
Meritage Homes Corp.(a)	40,074	4,356,445
Sonos Inc.(a)	127,917	4,172,653
TRI Pointe Homes Inc.(a)	127,343	3,080,427
Tupperware Brands Corp.(a)	52,533	1,168,334
Universal Electronics Inc.(a)	14,666	603,946
		31,496,117
Household Products — 0.2%
Central Garden & Pet Co.(a)	10,258	529,108
Central Garden & Pet Co., Class A, NVS(a)	42,847	1,979,531
		2,508,639
Insurance — 3.0%
American Equity Investment Life Holding Co.	92,031	2,933,028
American National Group Inc.	8,617	1,634,731
Assured Guaranty Ltd.	86,324	4,797,888
Crawford & Co., Class A, NVS	16,422	141,886
Donegal Group Inc., Class A	14,167	201,880
Employers Holdings Inc.	27,289	1,053,355
First American Financial Corp.	117,351	8,583,052
HCI Group Inc.	6,822	914,216
Heritage Insurance Holdings Inc.	26,797	175,252
Mercury General Corp.	29,569	1,611,215
National Western Life Group Inc., Class A	2,562	550,856
Safety Insurance Group Inc.	15,577	1,221,393
SiriusPoint Ltd.(a)	90,401	849,769
Stewart Information Services Corp.	26,957	1,918,530
Universal Insurance Holdings Inc.	29,902	441,653
Unum Group	212,803	5,420,092
		32,448,796
Interactive Media & Services — 0.9%
QuinStreet Inc.(a)	52,377	733,278
TrueCar Inc.(a)	99,744	417,927
Yelp Inc.(a)	79,049	3,053,663
Ziff Davis Inc.(a)(b)	46,269	5,934,925
		10,139,793
Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com Inc., Class A(a)	29,400	944,328
Duluth Holdings Inc., Class B(a)	21,958	314,658
Lands' End Inc.(a)	13,888	364,977
PetMed Express Inc.	21,582	613,576
Qurate Retail Inc., Series A	414,327	4,325,574
Revolve Group Inc.(a)	35,388	2,655,516
Shutterstock Inc.	25,168	3,049,103
		12,267,732
IT Services — 2.5%
Brightcove Inc.(a)	36,425	361,336
Concentrix Corp.	47,196	8,385,785
Conduent Inc.(a)	181,308	1,223,829
CSG Systems International Inc.	34,872	1,745,344
EVERTEC Inc.	65,294	2,951,942
Hackett Group Inc. (The)	27,116	573,232
Maximus Inc.	65,649	5,551,936
Perficient Inc.(a)	35,287	4,361,473
TTEC Holdings Inc.	19,970	1,884,968
		27,039,845

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 1.5%
Johnson Outdoors Inc., Class A	6,160	$654,069
Malibu Boats Inc., Class A(a)	22,179	1,566,059
Nautilus Inc.(a)(b)	32,217	329,580
Smith & Wesson Brands Inc.	59,804	1,285,786
Sturm Ruger & Co. Inc.	18,743	1,478,448
Vista Outdoor Inc.(a)(b)	62,306	2,606,883
YETI Holdings Inc.(a)	88,423	8,694,633
		16,615,458
Life Sciences Tools & Services — 0.6%
Medpace Holdings Inc.(a)	30,540	6,918,837

Machinery — 1.2%
Astec Industries Inc.	22,946	1,224,858
Energy Recovery Inc.(a)	38,825	788,924
Gorman-Rupp Co. (The)	18,687	794,571
Greenbrier Companies Inc. (The)	35,065	1,438,366
Hyster-Yale Materials Handling Inc.	7,594	364,816
Luxfer Holdings PLC	30,875	620,896
Meritor Inc.(a)	55,172	1,342,887
Mueller Industries Inc.	54,914	2,890,673
Omega Flex Inc.	3,223	466,561
REV Group Inc.	30,576	462,003
Shyft Group Inc. (The)(b)	33,888	1,396,525
Standex International Corp.	13,201	1,468,875
		13,259,955
Marine — 0.1%
Matson Inc.	11,505	958,136

Media — 1.1%
AMC Networks Inc., Class A(a)	28,608	1,138,312
John Wiley & Sons Inc., Class A	47,635	2,580,388
TechTarget Inc.(a)	27,014	2,547,690
TEGNA Inc.	222,501	4,374,370
WideOpenWest Inc.(a)	55,672	1,060,552
		11,701,312
Metals & Mining — 1.7%
Commercial Metals Co.	128,267	4,127,632
Reliance Steel & Aluminum Co.	67,945	9,930,842
Schnitzer Steel Industries Inc., Class A	27,659	1,488,054
SunCoke Energy Inc.	88,164	636,544
Worthington Industries Inc.	36,247	1,968,937
		18,152,009
Mortgage Real Estate Investment — 0.2%
Broadmark Realty Capital Inc.	134,202	1,384,965
Dynex Capital Inc.	32,318	565,565
		1,950,530
Multiline Retail — 0.3%
Big Lots Inc.	37,662	1,666,543
Dillard's Inc., Class A	6,725	1,554,417
		3,220,960
Oil, Gas & Consumable Fuels — 4.4%
Alto Ingredients Inc.(a)	73,149	389,153
Antero Resources Corp.(a)	289,578	5,753,915
California Resources Corp.(a)	44,504	2,052,969
Civitas Resources Inc.	22,918	1,286,616
CNX Resources Corp.(a)(b)	234,708	3,429,084
Denbury Inc.(a)(b)	53,413	4,521,945
Dorian LPG Ltd.	30,914	374,678
Extraction Oil & Gas Inc.(a)	17,844	1,188,946

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Green Plains Inc.(a)	38,199	$1,449,652
International Seaways Inc.	25,326	444,471
Matador Resources Co.(b)	124,823	5,223,843
Oasis Petroleum Inc.	20,233	2,440,100
PDC Energy Inc.	106,594	5,575,932
Renewable Energy Group Inc.(a)	46,969	3,006,016
REX American Resources Corp.(a)	5,742	505,009
Texas Pacific Land Corp.	6,629	8,443,158
World Fuel Services Corp.	67,195	2,051,463
		48,136,950
Paper & Forest Products — 0.8%
Clearwater Paper Corp.(a)	17,678	739,471
Louisiana-Pacific Corp.	113,778	6,704,937
Schweitzer-Mauduit International Inc.	33,462	1,165,816
		8,610,224
Personal Products — 0.5%
Medifast Inc.	11,946	2,344,641
Nu Skin Enterprises Inc., Class A	54,317	2,180,828
USANA Health Sciences Inc.(a)(b)	13,486	1,308,951
		5,834,420
Pharmaceuticals — 1.3%
Aclaris Therapeutics Inc.(a)(b)	38,608	669,849
Amphastar Pharmaceuticals Inc.(a)	40,462	755,830
ANI Pharmaceuticals Inc.(a)	10,523	393,350
Antares Pharma Inc.(a)	168,581	630,493
Atea Pharmaceuticals Inc.(a)	17,617	205,062
Corcept Therapeutics Inc.(a)	119,056	2,143,008
Innoviva Inc.(a)(b)	70,405	1,228,567
Pacira BioSciences Inc.(a)	44,874	2,346,013
Phibro Animal Health Corp., Class A	21,601	473,926
Prestige Consumer Healthcare Inc.(a)	53,269	3,195,607
SIGA Technologies Inc.(a)	49,444	356,491
Supernus Pharmaceuticals Inc.(a)	56,283	1,680,047
		14,078,243
Professional Services — 1.1%
Barrett Business Services Inc.	8,141	667,562
Heidrick & Struggles International Inc.	20,681	969,525
ICF International Inc.	20,152	2,025,074
Kelly Services Inc., Class A, NVS	36,339	655,192
Kforce Inc.	21,109	1,367,019
Korn Ferry	57,684	4,453,782
Resources Connection Inc.	32,882	572,476
TrueBlue Inc.(a)	37,908	1,055,738
		11,766,368
Real Estate Management & Development — 1.1%
eXp World Holdings Inc.(b)	67,255	3,470,358
Marcus & Millichap Inc.(a)	25,256	1,189,558
Newmark Group Inc., Class A	169,947	2,528,811
RE/MAX Holdings Inc., Class A	19,778	629,138
Realogy Holdings Corp.(a)	123,382	2,136,976
RMR Group Inc. (The), Class A	16,391	570,243
St Joe Co. (The)	34,597	1,626,751
		12,151,835
Road & Rail — 2.1%
ArcBest Corp.	27,122	2,436,912
Heartland Express Inc.	55,535	906,887
Marten Transport Ltd.	66,264	1,101,970
Ryder System Inc.	57,364	4,873,072

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Saia Inc.(a)	28,127	$8,793,625
Schneider National Inc., Class B	60,458	1,507,822
Werner Enterprises Inc.	65,388	2,963,384
		22,583,672
Semiconductors & Semiconductor Equipment — 4.9%
Alpha & Omega Semiconductor Ltd.(a)	21,949	760,533
Amkor Technology Inc.	116,981	2,564,224
Axcelis Technologies Inc.(a)	35,929	1,973,580
CEVA Inc.(a)	23,769	1,084,104
Cirrus Logic Inc.(a)	62,008	5,010,866
Diodes Inc.(a)	47,308	4,545,826
FormFactor Inc.(a)	83,060	3,304,127
Ichor Holdings Ltd.(a)	29,813	1,303,424
Kulicke & Soffa Industries Inc.	66,315	3,779,955
Lattice Semiconductor Corp.(a)	145,453	10,100,256
Magnachip Semiconductor Corp.(a)	44,205	838,127
NeoPhotonics Corp.(a)	54,067	547,158
Photronics Inc.(a)	67,746	880,021
SiTime Corp.(a)	12,950	3,430,325
SMART Global Holdings Inc.(a)	18,525	990,346
SunPower Corp.(a)	91,100	3,066,426
Synaptics Inc.(a)(b)	37,314	7,260,185
Ultra Clean Holdings Inc.(a)	43,387	2,150,694
		53,590,177
Software — 2.8%
A10 Networks Inc.(a)	61,169	1,143,249
Agilysys Inc.(a)	23,989	1,144,755
American Software Inc./GA, Class A	32,864	950,756
Cerence Inc.(a)(b)	40,288	4,235,477
ChannelAdvisor Corp.(a)	31,032	791,626
Consensus Cloud Solutions Inc.(a)	15,423	976,739
Digital Turbine Inc.(a)	90,742	7,809,257
Dolby Laboratories Inc., Class A	69,957	6,180,701
Ebix Inc.	28,115	922,453
Manhattan Associates Inc.(a)	3,886	705,464
Mitek Systems Inc.(a)(b)	45,602	858,686
OneSpan Inc.(a)	34,402	702,489
Progress Software Corp.	47,234	2,428,300
VirnetX Holding Corp.(a)	68,090	262,146
Xperi Holding Corp.	58,871	1,054,968
		30,167,066
Specialty Retail — 9.6%
Aaron's Co. Inc. (The)	36,541	854,694
Abercrombie & Fitch Co., Class A(a)	66,650	2,635,341
Academy Sports & Outdoors Inc.(a)	39,011	1,668,891
America's Car-Mart Inc./TX(a)	7,067	844,436
Asbury Automotive Group Inc.(a)(b)	20,603	4,032,213
AutoNation Inc.(a)(b)	57,101	6,916,073
Boot Barn Holdings Inc.(a)	30,985	3,237,623
Buckle Inc. (The)	31,668	1,318,022
Camping World Holdings Inc., Class A	42,060	1,566,735
Children's Place Inc. (The)(a)	14,804	1,227,104
Citi Trends Inc.(a)	9,524	736,777
Container Store Group Inc. (The)(a)(b)	34,941	386,447
Dick's Sporting Goods Inc.	70,222	8,722,275
Foot Locker Inc.	100,195	4,776,296
Genesco Inc.(a)(b)	15,215	921,877
Group 1 Automotive Inc.	18,364	3,301,847
Haverty Furniture Companies Inc.	16,890	484,743
Security	Shares	Value

Specialty Retail (continued)
Hibbett Inc.	17,731	$1,373,089
Lithia Motors Inc.	28,238	9,014,134
Lumber Liquidators Holdings Inc.(a)	30,743	555,833
MarineMax Inc.(a)	23,648	1,224,730
Murphy USA Inc.	27,654	4,506,219
ODP Corp. (The)(a)	57,179	2,475,851
Rent-A-Center Inc./TX	55,011	2,929,886
RH(a)	17,056	11,250,649
Sally Beauty Holdings Inc.(a)	120,518	1,839,105
Shoe Carnival Inc.	19,520	661,142
Signet Jewelers Ltd.	55,913	4,986,321
Sleep Number Corp.(a)	27,124	2,396,134
Sonic Automotive Inc., Class A	23,719	1,172,430
Sportsman's Warehouse Holdings Inc.(a)	46,628	804,799
Williams-Sonoma Inc.	78,347	14,551,388
Winmark Corp.	3,199	744,791
Zumiez Inc.(a)	23,128	941,310
		105,059,205
Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology Inc.(a)	36,056	1,032,644
Super Micro Computer Inc.(a)	42,890	1,517,877
Xerox Holdings Corp.	180,384	3,210,835
		5,761,356
Textiles, Apparel & Luxury Goods — 2.7%
Crocs Inc.(a)	69,909	11,286,808
Deckers Outdoor Corp.(a)	30,093	11,896,064
G-III Apparel Group Ltd.(a)	46,495	1,332,547
Kontoor Brands Inc.	51,945	2,753,085
Movado Group Inc.	16,797	559,340
Oxford Industries Inc.	18,035	1,672,205
		29,500,049
Thrifts & Mortgage Finance — 1.1%
Merchants Bancorp./IN	10,714	476,023
MGIC Investment Corp.	361,910	5,848,466
Radian Group Inc.	204,635	4,884,637
TrustCo Bank Corp. NY	18,315	614,651
Waterstone Financial Inc.	22,703	469,271
		12,293,048
Tobacco — 0.1%
Universal Corp./VA	26,188	1,230,836

Trading Companies & Distributors — 2.8%
Air Lease Corp.	115,566	4,628,418
Boise Cascade Co.	41,880	2,371,246
CAI International Inc.	17,825	996,952
Global Industrial Co.	13,942	565,766
GMS Inc.(a)	41,035	2,032,464
H&E Equipment Services Inc.	34,721	1,565,223
Herc Holdings Inc.	21,988	4,002,696
McGrath RentCorp.	25,775	1,859,409
MSC Industrial Direct Co. Inc., Class A	49,907	4,195,681
Rush Enterprises Inc., Class A	45,591	2,374,379
Rush Enterprises Inc., Class B	6,476	334,874
Triton International Ltd.	71,844	4,467,978
Veritiv Corp.(a)	16,212	1,739,061
		31,134,147
Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	102,958	1,929,433

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	14,129	$431,923
		2,361,356
Total Common Stocks — 99.4%
(Cost: $830,354,237)		1,089,695,174

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	57,922,054	57,951,015
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	6,000,000	6,000,000
		63,951,015

Total Short-Term Investments — 5.9%
(Cost: $63,939,680).		63,951,015

Total Investments in Securities — 105.3%
(Cost: $894,293,917)		1,153,646,189

Other Assets, Less Liabilities — (5.3)%		(57,680,675)
Net Assets — 100.0%		$1,095,965,514

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions From Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,591,999	$19,359,016	(a)	$—		$(544)	$544	$57,951,015	57,922,054	$17,801	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,340,000	—		(340,000	)(a)	—	—	6,000,000	6,000,000	85		—
						$(544)	$544	$63,951,015		$17,886		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	7	12/17/21	$803	$15,748
S&P Mid 400 E-Mini Index	3	12/17/21	837	32,457
				$48,205

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$1,050,002	$152,305	(c)	$1,094,559	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	2,088,921	153,870	(e)	2,064,595	0.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	1,247,196	118,648	(g)	1,230,338	0.1
					$424,823		$4,389,492

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $107,748 of net dividends and financing fees.
(e)	Amount includes $178,196 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $135,506 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of October 31, 2021 expiration date 02/27/23.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)	3,733	114,043	10.4%
Homestreet Inc.	3,030	142,895	13.1
Hope Bancorp Inc.	3,753	54,756	5.0
Preferred Bank/Los Angeles	1,074	73,644	6.7
		385,338
Capital Markets
Janus Henderson Group PLC	1,986	92,349	8.4

Equity Real Estate Investment Trusts (REITs)
Geo Group Inc. (The)	19,672	160,917	14.7

Insurance
Employers Holdings Inc.	1,588	61,297	5.6
Stewart Information Services Corp.	1,376	97,930	8.9
		159,227
Oil, Gas & Consumable Fuels
Green Plains Inc.	2,625	99,619	9.1
Oasis Petroleum Inc.	1,067	128,680	11.8
		228,299
Thrifts & Mortgage Finance
Trustco Bank Corp.	2,039	68,429	6.3
Total Reference Entity—Long		1,094,559
Net Value of Reference Entity — Goldman Sachs Bank USA		$1,094,559

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of October 31, 2021 expiration date 02/10/23.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Hope Bancorp Inc.	123,862	$1,807,147	87.5%
			% of
			Basket
	Shares	Value	Value
Insurance
Employers Holdings Inc.	101	3,899	0.2
Safety Insurance Group Inc.	211	16,545	0.8
Unum Group	3,162	80,536	3.9
		100,980
Oil, Gas & Consumable Fuels
Green Plains Inc.	4,123	156,468	7.6
Total Reference Entity—Long		2,064,595

Net Value of Reference Entity — HSBC Bank PLC		$2,064,595

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of October 31, 2021 expiration date 02/08/23.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)	456	13,931	1.1%
Homestreet Inc.	192	9,055	0.7
Hope Bancorp Inc.	3,052	44,529	3.6
Preferred Bank/Los Angeles	14,756	1,011,819	82.3
		1,079,334
Capital Markets
Janus Henderson Group PLC	1,302	60,543	4.9

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	1,066	8,720	0.7

Insurance
Employers Holdings Inc.	1,135	43,811	3.6

Oil, Gas & Consumable Fuels
Green Plains Inc.	919	34,876	2.8

Thrifts & Mortgage Finance
Trustco Bank Corp.	91	3,054	0.3
Total Reference Entity—Long		1,230,338
Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,230,338

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
October 31, 2021

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,089,695,174	$—	$—	$1,089,695,174
Money Market Funds	63,951,015	—	—	63,951,015
	$1,153,646,189	$—	$—	$1,153,646,189
Derivative financial instruments(a)
Assets
Futures Contracts	$48,205	$—	$—	$48,205
Swaps	—	424,823	—	424,823
	$48,205	$424,823	$—	$473,028

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS               Non-Voting Shares